CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	¥ (2,032,348)	$ (294,662)	¥ (321,455)	¥ (151,657)
Net loss from discontinued operations, net of tax				(14,373)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	1,213,855	175,992	590,397	320,996
Share-based compensation expenses	2,053,165	297,681	1,101,356	142,795
Foreign exchange loss	2,887	419	46,593	3,710
Unrealized investment (income)/loss	9,438	1,367	13,797	(33,008)
Interest expense	29,627	4,296	60,628	65,249
Share of loss of equity method investees	10,449	1,515	83	2,520
Impairment loss related to property, plant and equipment	0		27,388	30,381
Inventory write-downs and losses on purchase commitments relating to inventory and loss on inventory obsolescence	1,127,332	163,448	62,031
Allowance for credit losses	2,910	422	6,415
Changes in fair value of warrants and derivative liabilities				(272,327)
Deferred income tax, net	(128,338)	(18,607)	168,643	(22,847)
Loss on disposal of property, plant and equipment	55,880	8,102	19,843	379
Changes in operating assets and liabilities:
Prepayments and other current assets	(1,172,064)	(169,933)	(99,421)	459,301
Inventories	(5,920,182)	(858,346)	(611,557)	(516,867)
Operating lease rightofuse assets	(766,681)	(111,158)	(675,322)	(766,779)
Operating lease liabilities	799,750	115,953	695,940	817,149
Other non-current assets	(745,320)	(108,061)	(633,307)	1,656
Trade receivable	72,211	10,470	(5,459)	(107,246)
Deferred revenue	5,020	728	287,577	344,530
Trade and notes payable	10,593,584	1,535,925	6,162,009	2,530,350
Amounts due to related parties	(30,266)	(4,388)	(11,751)	9,442
Accruals and other current liabilities	1,166,947	169,191	932,119	131,111
Other noncurrent liabilities	1,032,410	149,684	523,838	165,191
Net cash provided by continuing operating activities	7,380,266	1,070,038	8,340,385	3,139,656
Net cash provided by discontinued operating activities				148
Net cash provided by operating activities	7,380,266	1,070,038	8,340,385	3,139,804
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment and intangible assets	(5,127,899)	(743,475)	(3,444,573)	(675,187)
Disposal of property, plant and equipment	4,528	656	38	535
Purchase of long-term investments	(713,775)	(103,488)		(65,000)
Placement of time deposits	(679,486)	(98,516)	(1,308,296)	(1,038,017)
Redemption of time deposits	514,242	74,558	1,630,773	601,968
Placement of short-term investments	(58,268,079)	(8,448,077)	(220,850,351)	(105,279,461)
Redemption of short-term investments	59,953,714	8,692,471	220,345,863	87,699,180
Placement of long-term financial instruments	(50,000)	(7,249)
Loan to a supplier				(6,000)
Net cash used in continuing investing activities	(4,364,661)	(632,816)	(4,257,244)	(18,797,430)
Net cash provided by discontinued investing activities				59,705
Net cash used in investing activities	(4,364,661)	(632,816)	(4,257,244)	(18,737,725)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from share issuance through an at-the-market equity offering program (the "ATM Offering"), net of issuance cost	2,462,300	357,000
Proceeds from exercise of stock options, share options and vesting of RSUs	6,728	975	1,139
Proceeds from borrowings	3,741,482	542,464	600,000
Repayment of borrowings	(661,118)	(95,853)		(144,700)
Repayment of unsecured corporate loan			(429,692)
Proceeds from issuance of convertible debt			5,533,238
Capital injection from noncontrolling interest	90,000	13,049
Proceeds from US IPO and concurrent private placements, net of issuance cost				11,034,685
Proceeds from HK IPO, net of issuance cost			11,004,778
Proceeds from issuance of ordinary shares			70
Proceeds from follow-on offering, net of issuance cost				9,990,955
Net cash provided by continuing financing activities	5,639,392	817,635	16,709,533	24,710,697
Net cash provided by financing activities	5,639,392	817,635	16,709,533	24,710,697
Effects of exchange rate changes on cash and cash equivalents and restricted cash	1,270,097	184,146	(472,129)	(376,646)
Net increase in cash, cash equivalents and restricted cash	9,925,094	1,439,003	20,320,545	8,736,130
Cash, cash equivalents and restricted cash at beginning of the year	30,493,064	4,421,079	10,172,519	1,436,389
Cash, cash equivalents and restricted cash at end of the year	40,418,158	5,860,082	30,493,064	10,172,519
Supplemental schedule of noncash investing and financing activities
Payable related to acquisition of Chongqing Zhizao			(2,000)	(79,552)
Payable related to purchase of property, plant and equipment	(2,629,834)	(381,290)	(456,395)	(118,181)
Property, plant and equipment and other assets related to capital injection by noncontrolling interest shareholders	228,668	33,154
Supplemental Disclosures
Cash paid for interest, net of amounts capitalized	(87,935)	(12,749)	(10,173)	(613)
Changzhou Chehejin
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid related to acquisition, net of cash acquired			(563,118)
Chongqing Zhizao
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid related to acquisition, net of cash acquired			¥ (67,580)	(35,448)
Changzhou Huixiang
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid related to acquisition, net of cash acquired	¥ 2,094	$ 304
Series D Convertible Redeemable Preferred Shares
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of Series D convertible redeemable preferred shares				¥ 3,829,757